Loan Receivable Disclosure: Schedule of Loans and Financing Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Loans and Financing Receivable
	2019 $	2018 $
Opening balance	249,864	220,380
Transferred from loan payable	-	(14,109)
Addition	33,555	209,938
Repayment	(261,647)	(61,625)
Interest	1,544	5,819
Write off	-	(111,652)
Foreign exchange	272	1,113
	23,588	249,864